Selected Statements of Comprehensive Loss Data (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shareholders
Schedule of research and development expenses
	For the Year Ended December 31
	2022	2021

Subcontractors and consultants	$551	$765
Share based compensation	600	-
Laboratory services	27	11

	$1,178	$776

	For the Year Ended December 31
	2021	2020

Subcontractors and consultants	$765	$455
Laboratory services	11	6
	$776	$461

Schedule of general and administrative expenses
	For the Year Ended December 31
	2022	2021

Professional services	$289	$697
Share based compensation	1,690	-
Consulting services	113	120
Rent and office maintenance	9	31
Others	38	5

	$2,139	$853

	For the Year Ended December 31
	2021	2020

Professional services	$697	$94
Consulting services	120	110
Rent and office maintenance	31	32
Others	5	9
	$853	$245

Schedule of financial expenses, net
	For the Year Ended December 31
	2022	2021

Bank fees	$3	$2
Exchange rate differences	38	(6)
Total financial expenses, net	$41	$(4)

	For the Year Ended December 31
	2021	2020

Bank fees	2	1
Exchange rate differences	(6)	11
Total financial expenses, net	$(4)	$12